NORTH AMERICAN EQUITY FUND
NORTH AMERICAN EQUITY FUND
Investment Objective:
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NORTH AMERICAN EQUITY FUND (USD $)	NORTH AMERICAN EQUITY FUND - INVESTOR CLASS	NORTH AMERICAN EQUITY FUND - ADVISOR CLASS
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NORTH AMERICAN EQUITY FUND	NORTH AMERICAN EQUITY FUND - INVESTOR CLASS	NORTH AMERICAN EQUITY FUND - ADVISOR CLASS
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	none	0.35%
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.31%	0.66%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

(whether or not shares are redeemed)
Expense Example NORTH AMERICAN EQUITY FUND (USD $)	1 year	3 years	5 years	10 years
NORTH AMERICAN EQUITY FUND - INVESTOR CLASS	32	100	174	393
NORTH AMERICAN EQUITY FUND - ADVISOR CLASS	67	211	368	822

(whether or not shares are redeemed)
Expense Example No Redemption NORTH AMERICAN EQUITY FUND (USD $)	1 year	3 years	5 years	10 years
NORTH AMERICAN EQUITY FUND - INVESTOR CLASS	32	100	174	393
NORTH AMERICAN EQUITY FUND - ADVISOR CLASS	67	211	368	822

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies.

The Fund normally invests at least 80% of its net assets in equity securities of companies organized and principally traded in, or with their principal places of business and principally traded in, North America. The Fund's portfolio may include large, well-known companies as well as smaller, less-closely followed companies, including micro cap companies. The Fund's sub-adviser uses a proprietary quantitative investment analysis to evaluate market and economic sectors, companies, and stocks on the basis of long-term historical data in order to construct a highly diversified portfolio. In addition, the sub-adviser attempts to identify anticipated short-term deviations from longer-term historical trends and cycles, and may adjust the portfolio to take advantage of those deviations. The Fund's investment portfolio, including the number of positions and the sector weightings, will change as the sub-adviser's evaluation of economic, market and company-specific factors change. The Fund may invest in common and preferred stocks, convertible securities and warrants of companies of any size market capitalization. The Fund may also invest in real estate investment trusts ("REITs"), closed-end funds or exchange-traded funds, and may use options, futures contracts, and other derivative instruments in pursuing its principal strategy. The Fund may hedge some of its foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so.

Principal Risks.

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

•  Equity Securities Risk: equity securities may be highly volatile and may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

•  Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

•  Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

•  Counterparty Risk: a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations;

•  REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate and may be subject to the risks affecting equity securities generally. Some REITs have limited diversification. The Fund bears its proportionate share of a REIT's expenses;

•  Foreign Securities Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, or by foreign withholding taxes;

•  Foreign Currencies Risk: the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies;

•  Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

•  Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, credit, interest rate and valuation risks and the risk of losing more than the principal amount invested. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index;

•  Micro, Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk, and their prices may be highly volatile;

•  Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses. Investing in another investment company also involves liquidity risk and valuation risk;

•  Valuation Risk: certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction; and

•  Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. The bar chart shows only the performance of the Fund's Investor Shares; performance of the Fund's Advisor Shares would be less favorable than the performance of its Investor Shares because Advisor Shares are subject to higher expenses. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Calendar Year Total Returns Calendar Year End (through 12/31)

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest	Lowest
6/30/09	12/31/08
16.31%	-22.37%

Average Annual Total Returns for Periods Ended December 31, 2014
Average Annual Returns NORTH AMERICAN EQUITY FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
NORTH AMERICAN EQUITY FUND - INVESTOR CLASS	11.92%	14.58%	7.68%
NORTH AMERICAN EQUITY FUND - ADVISOR CLASS	11.51%	14.17%	7.30%
After Taxes on Distributions NORTH AMERICAN EQUITY FUND - INVESTOR CLASS	10.49%	14.01%	6.75%
After Taxes on Distributions and Sale of Fund Shares NORTH AMERICAN EQUITY FUND - INVESTOR CLASS	7.89%	11.75%	6.13%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%

After-tax returns are shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns for Advisor Shares will vary from the after-tax returns of Investor Shares as a result of the different expenses of each share class.